ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables, consisted of the following:

	September 30, 2024	September 30, 2023
Accrued expenses	$352,899	$287,846
Service payables	10,755	202,494
Other payables	651,595	780,747
Accrued liabilities and other payables	$1,015,249	$1,271,087